Capital and funding - Summary of Consolidated Statement of Changes in Equity: Analysis of Other Reserves (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity and liabilities [abstract]
Fair value reserves – see following table	€ 600	€ 392	€ 329
Currency retranslation of group companies – see following table	(7,026)	(7,432)	(5,803)
Capital redemption reserve	25	25	21
Book value of treasury shares – see following table	(37)	(207)	(282)
Repurchase of shares	(2,259)	(6,034)	(4,527)
Cancellation of PLC shares	0	5,282	0
Other	(602)	(544)	(542)
Other reserves	€ (9,299)	€ (8,518)	€ (10,804)